File No. 333-191495

File No. 811-22895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 20

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 21

Capitol Series Trust

(Exact Name of Registrant as Specified in Charter)

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Address of Principal Executive Offices, Zip Code)

317-917-7000

(Registrant’s Telephone Number, including Area Code)

Matthew J. Miller

President and Chief Executive Officer

Capitol Series Trust

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Name and Address of Agent for Service)

Copy to:

Scot E. Draeger

Bernstein, Shur, Sawyer & Nelson, P.A.

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 11, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 14 (“PEA #14) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 30, 2015, and pursuant to Rule 485(a)(2) would become effective on March 14, 2016.

This Post-Effective Amendment No. 20 is being filed pursuant to Rule 485(b)(1)(iii) on April 6, 2016 for the sole purpose of designating April 11, 2016 as the new date upon which PEA #14 shall become effective.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A, B and C of PEA #14.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (File No. 333-191495) and the Investment Company Act of 1940 (File No. 811-22895), the Registrant, Capitol Series Trust, has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 6th day of April, 2016.

Capitol Series Trust
(Registrant)

/s/ Tiffany R. Franklin
Tiffany R. Franklin
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the 6th day of April 2016:

Signature	Title

*	Trustee
Walter B. Grimm

*	Trustee
Mary Madick Morrow

*	Trustee; Chairman
R. Jeffrey Young

/s/ Matthew J. Miller	President and Chief Executive Officer
Matthew J. Miller

/s/ Zachary P. Richmond	Treasurer and Chief Financial Officer
Zachary P. Richmond

/s/ Tiffany R. Franklin
* By: Tiffany R. Franklin Power of Attorney